Right-of-use Assets, Net - Depreciation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations	$ 1,157,014	$ 1,148,048
Discontinued operations
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations	$ 16,978	$ 84,310